Net result from services and commissions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net result from services and commissions
Income from Bank Fees	R$ 50,992	R$ 40,436	R$ 29,397
Card interchange fees	369,340	137,863	58,152
Revenues from services and commissions	63,223	50,663	18,870
Third Parties funds administration	42,182	13,335	9,137
Exchange brokerage and securities	7,052	8,842	8,334
Income from credit card	888	184	17
Management and structuring fees	2,523	1,900	2,296
Other services	6,369	3,921	4,254
Total revenues from services and commissions	542,569	257,145	130,457
Expenses from services and commissions
Services and commissions	(1,905)	(6,147)	(27,525)
Bank expenses	(98,392)	(65,464)	(29,102)
Total expenses from services and commissions	(100,297)	(71,611)	(56,627)
Net result from services and commissions	R$ 442,272	R$ 185,534	R$ 73,830